Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible Preferred Stock
11. Convertible Preferred Stock
There was no change in preferred stock during the six month period ended June 30, 2021 (in millions, except for share and per share data).

	June 30, 2021
	Issuance Price Per Share	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference

Preferred A-1 Stock	$0.56965	5,889,829	5,889,829	$3.4	$3.4
Preferred A-2 Stock	1.57432	7,015,787	6,987,125	10.9	11.0
Preferred B Stock	3.59757	6,949,142	6,949,142	24.9	25.0
Preferred C Stock	7.04471	9,936,529	9,936,528	56.1	70.0
Preferred C-1 Stock	11.74119	2,465,454	—	—	—
Preferred D Stock	15.16420	6,594,479	6,594,479	99.8	100.0
Preferred E Stock	19.66420	7,628,090	7,628,075	149.7	150.0

Total		46,479,310	43,985,178	$344.8	$359.4

Preferred Stock Warrant Liabilities
In connection with obtaining a line of credit in March 2017, the Company issued 28,662 warrants to purchase Series
A-2
Preferred Stock. The warrants vested immediately and are exercisable up to March 13, 2027. In case the Company completes its IPO, within the three-year period immediately prior to the expiration date, the expiration date will automatically be extended to three years from the IPO date.
In connection with the issuance of Series C Preferred Stock, in October 2018, the Company issued to an investor 2,465,454 warrants to purchase Series
C-1
Preferred Stock. The warrants are exercisable upon vesting. In April 2020, the warrants were fully vested. The warrants will expire at the earliest of a deemed liquidation event, stock sale, IPO, or October 25, 2022.
The preferred stock warrant liability is remeasured at each reporting period end with changes in fair value upon remeasurement being recorded within interest and other expense in the consolidated statements of operations and comprehensive loss. See Note 4 for additional information on the fair value of preferred stock warrant liability.
The Company used the Black-Scholes-Merton option-pricing model, which incorporates assumptions and estimates, to value the preferred stock warrants. Estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying shares of the Company’s Series
A-2
and Series
C-1
convertible preferred stock, risk free interest rate, expected dividend yield, expected volatility of the price of the underlying preferred stock, and an expected term of the preferred stock warrants.
The most significant assumption impacting the fair value of the preferred stock warrants is the fair value of the Series
A-2
and
C-1
Preferred Stock as of each remeasurement date. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of its preferred stock, results obtained from third-party valuations, and additional factors that were deemed relevant.

The following assumptions were used in determining fair value of the convertible preferred stock warrant liabilities:

	June 30, 2021	December 31, 2020
Fair value of Series A-2 Preferred Stock	$66.64	$18.25
Fair value of Series C-1 Preferred Stock	$66.74	$20.09
Exercise price A-2 Preferred Stock	$1.57	$1.57
Exercise price C-1 Preferred Stock	$11.74	$11.74
Expected term (in years)	1.3-5.7	1.8-6.2
Expected volatility	26.6%-29.1%	29.0%-40.7%
Risk-free interest rate	0.1%-1.1%	0.1%-0.5%
Expected dividend yield	— %	— %
The following convertible preferred stock warrants were outstanding with the related fair values (in millions, except for share and per share data):

		June 30, 2021		December 31, 2020
Series	Exercise Price Per Share	Warrant Shares Outstanding	Fair Value	Warrant Shares Outstanding	Fair Value
A-2	$1.57	28,662	$1.9	28,662	$0.5
C-1	11.74	2,465,454	135.6	2,465,454	22.4

Total		2,494,116	$137.5	2,494,116	$22.9

16. Convertible Preferred Stock
The following tables summarize the authorized, issued and outstanding convertible preferred stock of the Company (in millions, except share and per share data):

	As of December 31, 2020
	Issuance Price Per Share	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference
Preferred A-1 Stock	$0.56965	5,889,829	5,889,829	$3.4	$3.4
Preferred A-2 Stock	1.57432	7,015,787	6,987,125	10.9	11.0
Preferred B Stock	3.59757	6,949,142	6,949,142	24.9	25.0
Preferred C Stock	7.04471	9,936,529	9,936,528	56.1	70.0
Preferred C-1 Stock	11.74119	2,465,454	—	—	—
Preferred D Stock	15.16420	6,594,479	6,594,479	99.8	100.0
Preferred E Stock	19.66420	7,628,090	7,628,075	149.7	150.0

Total		46,479,310	43,985,178	$344.8	$359.4

	As of December 31, 2019
	Issuance Price Per Share	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference
Preferred A-1 Stock	$0.56965	5,889,829	5,889,829	$3.4	$3.4
Preferred A-2 Stock	1.57432	7,015,787	6,987,125	10.9	11.0
Preferred B Stock	3.59757	6,949,142	6,949,142	24.9	25.0
Preferred C Stock	7.04471	9,936,529	9,936,528	56.1	70.0
Preferred C-1 Stock	11.74119	2,465,454	—	—	—
Preferred D Stock	15.16420	6,594,479	6,273,064	95.0	95.1

Total		38,851,220	36,035,688	$190.3	$204.5

The rights, preferences and privileges of the convertible preferred stock are as follows:
Voting
 – The holders of the convertible preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote. Each convertible preferred stockholder is entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote.
Dividend
 – The holders of the convertible preferred stock are entitled to receive dividends with the holders of common stock in proportion to the number of shares of common stock that would be held by each stockholder if all shares of preferred stock were converted to common stock, when, as and if, declared by the board of directors. Such dividends are not cumulative. To date, no dividends have been declared.
Conversion
 – All of the convertible preferred stock instruments are convertible at the option of the holder at any time, or immediately upon the closing of a Qualified Initial Public Offering (“IPO”). As the conversion price is currently fixed, the Company would issue a fixed number of shares of common stock to settle the convertible preferred stock, unless a round of common stock is issued, in which case the conversion price would be adjusted to maintain the value of preferred stock converted to common stock. The conversion price for each outstanding share of Series
A-1,
Series
A-2,
Series B, Series C, Series
C-1,
Series D, and Series E convertible preferred stock shall initially be equal to the respective original issue price, as noted in the table above.
Liquidation
 – In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of the then outstanding convertible preferred stock are first entitled to receive, prior and in preference to any payment or distribution of any available funds and assets to the holders of common stock, payment or distribution of funds and assets equal to the greater of original issue price plus declared and unpaid dividends or the per share amount that would have been paid if the preferred share had been converted to common stock. Any remaining assets shall be distributed among the holders of common stock pro rata, based on the number of shares of common stock held by each.
If there are any available funds and assets remaining after the payment or distribution to holders of convertible preferred stock of their full preferential amount described above, then all such remaining available funds and assets shall be distributed among the holders of the then outstanding common stock pro rata according to the number of common stock held by each holder thereof.
Although the convertible preferred stock is not mandatorily or currently redeemable, a liquidation or winding up of the Company, a merger or consolidation, or a sale of substantially all the Company’s assets would constitute a redemption event not solely within the Company’s control. Therefore, all shares of convertible preferred stock have been presented outside of permanent equity.
Preferred Stock Warrant Liabilities
In connection with obtaining a line of credit in March 2017, the Company issued 28,662 warrants to purchase Series
A-2
Preferred Stock. The warrants vested immediately and are exercisable up to March 13, 2027. In case the Company completes its IPO, within the three-year period immediately prior to the expiration date, the expiration date will automatically be extended to three years from the IPO date.
In connection with the issuance of Series C Preferred Stock, in October 2018, the Company issued to an investor 2,465,454 warrants to purchase Series
C-1
Preferred Stock. The warrants are exercisable upon vesting. In April 2019, 1,232,727 warrants vested with the remaining 1,232,727 expected to vest in April 2020. The warrants will expire at the earliest of a deemed liquidation event, stock sale, IPO, or October 25, 2022.
The preferred stock warrant liability is remeasured at each reporting period end with changes in fair value upon remeasurement being recorded within interest and other expense in the consolidated statements of operations and comprehensive loss. See Note 4 for additional information on the fair value of preferred stock warrant liability.
The aggregate fair value of the preferred stock warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.
The Company used the Black-Scholes-Merton option-pricing model, which incorporates assumptions and estimates, to value the preferred stock warrants. Estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying shares of the Company’s Series
A-2
and Series
C-1
convertible preferred stock, risk free interest rate, expected dividend yield, expected volatility of the price of the underlying preferred stock, and an expected term of the preferred stock warrants.
The most significant assumption impacting the fair value of the preferred stock warrants is the fair value of the Series
A-2
and
C-1
Preferred Stock as of each remeasurement date. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of its preferred stock, results obtained from third-party valuations, and additional factors that were deemed relevant.
The following assumptions were used in determining fair value of the convertible preferred stock warrant liabilities:

	As of December 31,
	2020	2019
Fair value of Series A-2 Preferred Stock	$18.25	$8.26
Fair value of Series C-1 Preferred Stock	$20.09	$12.80
Exercise price A-2 Preferred Stock	$1.57	$1.57
Exercise price C-1 Preferred Stock	$11.74	$11.74
Expected term (in years)	1.8-6.2	2.8–7.2
Expected volatility	29.0%-40.7%	21.5%–22.8%
Risk-free interest rate	0.1%-0.5%	1.6%–1.8%
Expected dividend yield	— %	— %

The following convertible preferred stock warrants were outstanding with the related fair values (in millions, except for share and per share data):

		As of December 31,
		2020		2019
Series	Exercise Price Per Share	Warrant Shares Outstanding	Fair Value	Warrant Shares Outstanding	Fair Value
A-2	$1.57	28,662	$0.5	28,662	$0.2
C-1	11.74	2,465,454	22.4	2,465,454	6.5

Total		2,494,116	$22.9	2,494,116	$6.7